INVENTORIES	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	INVENTORIES

	December 31, 2018	March 31, 2018
	$	$
Raw materials	28,662	237,443
Finished goods	306,944	-
	335,606	237,443

During the three and nine month periods ended December 31, 2018, the Company expensed $392,190 and $986,362, respectively, from inventory as cost of goods sold (December 31, 2017 – $47,594 and $77,705).
During the three and nine month period ended December 31, 2018, the Company wrote down and expensed $47,772 and $62,589 of obsolete inventory (December 31, 2017 – $Nil and $Nil).

6.	INVENTORY

	March 31, 2018	March 31, 2017
	$	$
Raw Materials	237,443	119,985
Work in Progress	-	108,264
	237,443	228,249

For the year ended March 31, 2018, $38,860 (March 31, 2017 - $43,009) of inventory has been written off to Cost of Sales as it is not expected to be used as a result of an introduction of new versions of existing InMotion products. In addition, for the year ended March 31, 2017, $124,416 was written off as a result of physical inventory counts.